FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.2%
	COMMUNICATIONS — 11.6%
3,553	Alphabet, Inc. - Class A1	$863,734
2,894	Alphabet, Inc. - Class C1	704,834
5,511	AT&T, Inc.[1]	155,631
40	Booking Holdings, Inc.[1]	215,971
2,321	Comcast Corp. - Class A1	72,926
1,325	Meta Platforms, Inc. - Class A1	973,053
260	Netflix, Inc.*,1	311,719
2,058	Uber Technologies, Inc.*,1	201,622
3,233	Verizon Communications, Inc.[1]	142,090
1,101	Walt Disney Co.[1]	126,065
		3,767,645
	CONSUMER DISCRETIONARY — 9.7%
6,029	Amazon.com, Inc.*,1	1,323,787
640	Home Depot, Inc.[1]	259,322
365	Lowe's Cos., Inc.[1]	91,728
845	McDonald's Corp.[1]	256,787
2,764	NIKE, Inc. - Class B1	192,734
1,338	Starbucks Corp.[1]	113,195
1,774	Tesla, Inc.*,1	788,933
727	TJX Cos., Inc.[1]	105,081
		3,131,567
	CONSUMER STAPLES — 5.1%
1,414	Altria Group, Inc.[1]	93,409
3,236	Coca-Cola Co.[1]	214,611
621	Colgate-Palmolive Co.[1]	49,643
289	Costco Wholesale Corp.[1]	267,507
1,116	Mondelez International, Inc. - Class A1	69,717
1,146	PepsiCo, Inc.[1]	160,944
1,298	Philip Morris International, Inc.[1]	210,536
1,790	Procter & Gamble Co.[1]	275,033
300	Target Corp.[1]	26,910
2,831	Walmart, Inc.[1]	291,763
		1,660,073
	ENERGY — 2.9%
1,797	Chevron Corp.[1]	279,056
1,392	ConocoPhillips[1]	131,670
4,727	Exxon Mobil Corp.[1]	532,969
		943,695
	FINANCIALS — 13.4%
468	American Express Co.[1]	155,451

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
4,631	Bank of America Corp.[1]	$238,913
1,543	Berkshire Hathaway, Inc. - Class B*,1	775,728
122	BlackRock, Inc.[1]	142,236
1,258	Charles Schwab Corp.[1]	120,101
1,483	Chubb Ltd.[1,2]	418,577
1,312	Citigroup, Inc.[1]	133,168
264	Goldman Sachs Group, Inc.[1]	210,237
1,952	JPMorgan Chase & Co.[1]	615,719
689	Mastercard, Inc. - Class A1	391,910
2,301	MetLife, Inc.[1]	189,533
1,044	Morgan Stanley[1]	165,954
843	PayPal Holdings, Inc.*,1	56,532
1,082	U.S. Bancorp[1]	52,293
1,454	Visa, Inc. - Class A1	496,367
2,310	Wells Fargo & Co.[1]	193,624
		4,356,343
	HEALTH CARE — 8.9%
1,951	Abbott Laboratories[1]	261,317
1,248	AbbVie, Inc.[1]	288,962
380	Amgen, Inc.[1]	107,236
1,433	Bristol-Myers Squibb Co.[1]	64,628
1,416	CVS Health Corp.[1]	106,752
454	Danaher Corp.[1]	90,010
261	Elevance Health, Inc.[1]	84,334
557	Eli Lilly & Co.[1]	424,991
881	Gilead Sciences, Inc.[1]	97,791
401	Intuitive Surgical, Inc.*,1	179,339
1,701	Johnson & Johnson[1]	315,400
1,443	Medtronic PLC[1,2]	137,431
1,788	Merck & Co., Inc.[1]	150,067
4,004	Pfizer, Inc.[1]	102,022
271	Thermo Fisher Scientific, Inc.[1]	131,440
1,035	UnitedHealth Group, Inc.[1]	357,386
		2,899,106
	INDUSTRIALS — 8.2%
696	3M Co.[1]	108,005
955	Boeing Co.*,1	206,118
617	Caterpillar, Inc.[1]	294,402
325	Deere & Co.[1]	148,610
505	Eaton Corp. PLC[1,2]	188,996
729	Emerson Electric Co.[1]	95,630

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
219	FedEx Corp.[1]	$51,642
1,383	General Electric Co. DBA GE Aerospace[1]	416,034
831	Honeywell International, Inc.[1]	174,926
270	Lockheed Martin Corp.[1]	134,787
1,701	RTX Corp.[1]	284,628
593	Union Pacific Corp.[1]	140,167
715	United Parcel Service, Inc. - Class B1	59,724
1,661	Waste Management, Inc.[1]	366,799
		2,670,468
	MATERIALS — 1.9%
1,325	Linde PLC[1,2]	629,375

	REAL ESTATE — 1.6%
2,688	American Tower Corp., REIT[1]	516,956

	TECHNOLOGY — 35.6%
541	Accenture PLC[1,2]	133,411
381	Adobe, Inc.*,1	134,398
1,297	Advanced Micro Devices, Inc.*,1	209,842
8,695	Apple, Inc.[1]	2,214,008
659	Applied Materials, Inc.[1]	134,924
3,732	Broadcom, Inc.[1]	1,231,224
9,364	Cisco Systems, Inc.[1]	640,685
3,446	Intel Corp.[1]	115,613
801	International Business Machines Corp.[1]	226,010
243	Intuit, Inc.[1]	165,947
4,276	Microsoft Corp.[1]	2,214,754
14,110	NVIDIA Corp.[1]	2,632,644
1,392	Oracle Corp.[1]	391,486
1,775	Palantir Technologies, Inc. - Class A*,1	323,795
888	QUALCOMM, Inc.[1]	147,728
267	S&P Global, Inc.[1]	129,951
828	Salesforce, Inc.[1]	196,236
179	ServiceNow, Inc.*,1	164,730
729	Texas Instruments, Inc.[1]	133,939
		11,541,325
	UTILITIES — 2.3%
1,604	Duke Energy Corp.[1]	198,495
4,268	NextEra Energy, Inc.[1]	322,191
2,274	Southern Co.[1]	215,507
		736,193
	TOTAL COMMON STOCKS
	(Cost $28,352,161)	$32,852,746

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 6.2%
	CALL OPTIONS — 4.1%
	S&P 500 Index
13	Exercise Price: $6,000.01, Notional Amount: $7,800,013, Expiration Date: July 31, 2026*	$1,324,496
	TOTAL CALL OPTIONS
	(Cost $444,623)	1,324,496

	PUT OPTIONS — 2.1%
	iShares Core S&P 500 Index ETF
19	Exercise Price: $534.66, Notional Amount: $1,015,854, Expiration Date: July 31, 2026*	17,746
	S&P 500 Index
13	Exercise Price: $5,000.01, Notional Amount: $6,500,013, Expiration Date: July 31, 2026*	87,944
62	Exercise Price: $5,346.56, Notional Amount: $33,148,672, Expiration Date: July 31, 2026*	579,518
	TOTAL PUT OPTIONS
	(Cost $2,916,958)	685,208
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $3,361,581)	2,009,704

Number of Shares
	SHORT-TERM INVESTMENTS — 1.8%
575,455	UMB Bank, Money Market Special II Deposit Investment, 3.94%[3]	575,455
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $575,455)	575,455
	TOTAL INVESTMENTS — 109.2%
	(Cost $32,289,197)	35,437,905
	Liabilities in Excess of Other Assets — (9.2)%	(2,988,045)
	TOTAL NET ASSETS — 100.0%	$32,449,860

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (8.7)%
	CALL OPTIONS — (8.0)%
	3M Co.
(2)	Exercise Price: $152.50, Notional Amount: $(30,500), Expiration Date: October 3, 2025*	$(760)
	Abbott Laboratories
(6)	Exercise Price: $134.00, Notional Amount: $(80,400), Expiration Date: October 3, 2025*	(642)
	AbbVie, Inc.
(4)	Exercise Price: $220.00, Notional Amount: $(88,000), Expiration Date: October 3, 2025*	(4,800)
	Accenture PLC
(2)	Exercise Price: $240.00, Notional Amount: $(48,000), Expiration Date: October 3, 2025*	(1,530)
	Adobe, Inc.
(1)	Exercise Price: $360.00, Notional Amount: $(36,000), Expiration Date: October 3, 2025*	(198)
	Advanced Micro Devices, Inc.
(4)	Exercise Price: $160.00, Notional Amount: $(64,000), Expiration Date: October 3, 2025*	(1,580)
	Alphabet, Inc. - Class A
(10)	Exercise Price: $247.50, Notional Amount: $(247,500), Expiration Date: October 3, 2025*	(1,345)
	Alphabet, Inc. - Class C
(8)	Exercise Price: $247.50, Notional Amount: $(198,000), Expiration Date: October 3, 2025*	(1,164)
	Altria Group, Inc.
(4)	Exercise Price: $66.00, Notional Amount: $(26,400), Expiration Date: October 3, 2025*	(216)
	Amazon.com, Inc.
(17)	Exercise Price: $220.00, Notional Amount: $(374,000), Expiration Date: October 3, 2025*	(4,114)
	American Express Co.
(1)	Exercise Price: $342.50, Notional Amount: $(34,250), Expiration Date: October 3, 2025*	(63)
	Amgen, Inc.
(1)	Exercise Price: $272.50, Notional Amount: $(27,250), Expiration Date: October 3, 2025*	(1,052)
	Apple, Inc.
(25)	Exercise Price: $255.00, Notional Amount: $(637,500), Expiration Date: October 3, 2025*	(5,125)
	Applied Materials, Inc.
(2)	Exercise Price: $205.00, Notional Amount: $(41,000), Expiration Date: October 3, 2025*	(589)
	AT&T, Inc.
(16)	Exercise Price: $28.50, Notional Amount: $(45,600), Expiration Date: October 3, 2025*	(176)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(13)	Exercise Price: $52.00, Notional Amount: $(67,600), Expiration Date: October 3, 2025*	$(403)
	Berkshire Hathaway, Inc. - Class B
(4)	Exercise Price: $500.00, Notional Amount: $(200,000), Expiration Date: October 3, 2025*	(1,770)
	Boeing Co.
(3)	Exercise Price: $222.50, Notional Amount: $(66,750), Expiration Date: October 3, 2025*	(210)
	Bristol-Myers Squibb Co.
(4)	Exercise Price: $44.00, Notional Amount: $(17,600), Expiration Date: October 3, 2025*	(534)
	Broadcom, Inc.
(11)	Exercise Price: $335.00, Notional Amount: $(368,500), Expiration Date: October 3, 2025*	(3,294)
	Caterpillar, Inc.
(2)	Exercise Price: $465.00, Notional Amount: $(93,000), Expiration Date: October 3, 2025*	(2,650)
	Charles Schwab Corp.
(4)	Exercise Price: $96.00, Notional Amount: $(38,400), Expiration Date: October 3, 2025*	(324)
	Chevron Corp.
(5)	Exercise Price: $160.00, Notional Amount: $(80,000), Expiration Date: October 3, 2025*	(83)
	Cisco Systems, Inc.
(27)	Exercise Price: $68.00, Notional Amount: $(183,600), Expiration Date: October 3, 2025*	(2,119)
	Citigroup, Inc.
(4)	Exercise Price: $104.00, Notional Amount: $(41,600), Expiration Date: October 3, 2025*	(128)
	Coca-Cola Co.
(9)	Exercise Price: $66.00, Notional Amount: $(59,400), Expiration Date: October 3, 2025*	(567)
	Colgate-Palmolive Co.
(2)	Exercise Price: $79.00, Notional Amount: $(15,800), Expiration Date: October 3, 2025*	(260)
	Comcast Corp. - Class A
(7)	Exercise Price: $31.50, Notional Amount: $(22,050), Expiration Date: October 3, 2025*	(119)
	ConocoPhillips
(4)	Exercise Price: $98.00, Notional Amount: $(39,200), Expiration Date: October 3, 2025*	(68)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Costco Wholesale Corp.
(1)	Exercise Price: $920.00, Notional Amount: $(92,000), Expiration Date: October 3, 2025*	$(1,085)
	CVS Health Corp.
(4)	Exercise Price: $76.00, Notional Amount: $(30,400), Expiration Date: October 3, 2025*	(530)
	Danaher Corp.
(1)	Exercise Price: $185.00, Notional Amount: $(18,500), Expiration Date: October 3, 2025*	(1,345)
	Deere & Co.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(150)
	Eaton Corp. PLC
(1)	Exercise Price: $365.00, Notional Amount: $(36,500), Expiration Date: October 3, 2025*	(1,085)
	Eli Lilly & Co.
(2)	Exercise Price: $725.00, Notional Amount: $(145,000), Expiration Date: October 3, 2025*	(7,895)
	Emerson Electric Co.
(2)	Exercise Price: $129.00, Notional Amount: $(25,800), Expiration Date: October 3, 2025*	(555)
	Exxon Mobil Corp.
(14)	Exercise Price: $117.00, Notional Amount: $(163,800), Expiration Date: October 3, 2025*	(161)
	FedEx Corp.
(1)	Exercise Price: $237.50, Notional Amount: $(23,750), Expiration Date: October 3, 2025*	(187)
	General Electric Co. DBA GE Aerospace
(4)	Exercise Price: $295.00, Notional Amount: $(118,000), Expiration Date: October 3, 2025*	(2,840)
	Gilead Sciences, Inc.
(3)	Exercise Price: $112.00, Notional Amount: $(33,600), Expiration Date: October 3, 2025*	(273)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $802.50, Notional Amount: $(80,250), Expiration Date: October 3, 2025*	(615)
	Home Depot, Inc.
(2)	Exercise Price: $410.00, Notional Amount: $(82,000), Expiration Date: October 3, 2025*	(272)
	Honeywell International, Inc.
(2)	Exercise Price: $207.50, Notional Amount: $(41,500), Expiration Date: October 3, 2025*	(790)
	Intel Corp.
(10)	Exercise Price: $35.50, Notional Amount: $(35,500), Expiration Date: October 3, 2025*	(325)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	International Business Machines Corp.
(2)	Exercise Price: $287.50, Notional Amount: $(57,500), Expiration Date: October 3, 2025*	$(331)
	Intuit, Inc.
(1)	Exercise Price: $700.00, Notional Amount: $(70,000), Expiration Date: October 3, 2025*	(170)
	Intuitive Surgical, Inc.
(1)	Exercise Price: $440.00, Notional Amount: $(44,000), Expiration Date: October 3, 2025*	(985)
	Johnson & Johnson
(5)	Exercise Price: $180.00, Notional Amount: $(90,000), Expiration Date: October 3, 2025*	(2,850)
	JPMorgan Chase & Co.
(6)	Exercise Price: $317.50, Notional Amount: $(190,500), Expiration Date: October 3, 2025*	(1,074)
	Lockheed Martin Corp.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(1,115)
	Lowe's Cos., Inc.
(1)	Exercise Price: $257.50, Notional Amount: $(25,750), Expiration Date: October 3, 2025*	(24)
	Mastercard, Inc. - Class A
(2)	Exercise Price: $565.00, Notional Amount: $(113,000), Expiration Date: October 3, 2025*	(1,480)
	McDonald's Corp.
(2)	Exercise Price: $305.00, Notional Amount: $(61,000), Expiration Date: October 3, 2025*	(318)
	Medtronic PLC
(4)	Exercise Price: $95.00, Notional Amount: $(38,000), Expiration Date: October 3, 2025*	(366)
	Merck & Co., Inc.
(5)	Exercise Price: $78.00, Notional Amount: $(39,000), Expiration Date: October 3, 2025*	(3,012)
	Meta Platforms, Inc. - Class A
(4)	Exercise Price: $740.00, Notional Amount: $(296,000), Expiration Date: October 3, 2025*	(2,380)
	Microsoft Corp.
(12)	Exercise Price: $512.50, Notional Amount: $(615,000), Expiration Date: October 3, 2025*	(9,270)
	Mondelez International, Inc. - Class A
(3)	Exercise Price: $64.00, Notional Amount: $(19,200), Expiration Date: October 3, 2025*	(38)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Morgan Stanley
(3)	Exercise Price: $160.00, Notional Amount: $(48,000), Expiration Date: October 3, 2025*	$(374)
	Netflix, Inc.
(1)	Exercise Price: $1,210.00, Notional Amount: $(121,000), Expiration Date: October 3, 2025*	(840)
	NextEra Energy, Inc.
(12)	Exercise Price: $76.00, Notional Amount: $(91,200), Expiration Date: October 3, 2025*	(666)
	NIKE, Inc. - Class B
(8)	Exercise Price: $69.00, Notional Amount: $(55,200), Expiration Date: October 3, 2025*	(2,820)
	NVIDIA Corp.
(41)	Exercise Price: $177.50, Notional Amount: $(727,750), Expiration Date: October 3, 2025*	(39,667)
	Oracle Corp.
(4)	Exercise Price: $282.50, Notional Amount: $(113,000), Expiration Date: October 3, 2025*	(1,820)
	Palantir Technologies, Inc. - Class A
(5)	Exercise Price: $177.50, Notional Amount: $(88,750), Expiration Date: October 3, 2025*	(3,362)
	PayPal Holdings, Inc.
(2)	Exercise Price: $68.00, Notional Amount: $(13,600), Expiration Date: October 3, 2025*	(112)
	PepsiCo, Inc.
(3)	Exercise Price: $140.00, Notional Amount: $(42,000), Expiration Date: October 3, 2025*	(441)
	Pfizer, Inc.
(12)	Exercise Price: $23.50, Notional Amount: $(28,200), Expiration Date: October 3, 2025*	(2,406)
	Philip Morris International, Inc.
(4)	Exercise Price: $165.00, Notional Amount: $(66,000), Expiration Date: October 3, 2025*	(160)
	Procter & Gamble Co.
(5)	Exercise Price: $152.50, Notional Amount: $(76,250), Expiration Date: October 3, 2025*	(942)
	QUALCOMM, Inc.
(3)	Exercise Price: $170.00, Notional Amount: $(51,000), Expiration Date: October 3, 2025*	(192)
	RTX Corp.
(5)	Exercise Price: $162.50, Notional Amount: $(81,250), Expiration Date: October 3, 2025*	(3,000)
	S&P 500 Index
(13)	Exercise Price: $5,000.01, Notional Amount: $(6,500,013), Expiration Date: July 31, 2026*	(2,446,783)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	S&P Global, Inc.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	$(170)
	Salesforce, Inc.
(2)	Exercise Price: $245.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(163)
	ServiceNow, Inc.
(1)	Exercise Price: $937.50, Notional Amount: $(93,750), Expiration Date: October 3, 2025*	(600)
	Southern Co.
(7)	Exercise Price: $94.00, Notional Amount: $(65,800), Expiration Date: October 3, 2025*	(787)
	Starbucks Corp.
(4)	Exercise Price: $83.00, Notional Amount: $(33,200), Expiration Date: October 3, 2025*	(842)
	Target Corp.
(1)	Exercise Price: $88.00, Notional Amount: $(8,800), Expiration Date: October 3, 2025*	(232)
	Tesla, Inc.
(5)	Exercise Price: $437.50, Notional Amount: $(218,750), Expiration Date: October 3, 2025*	(7,425)
	Texas Instruments, Inc.
(2)	Exercise Price: $185.00, Notional Amount: $(37,000), Expiration Date: October 3, 2025*	(336)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(2,100)
	TJX Cos., Inc.
(2)	Exercise Price: $143.00, Notional Amount: $(28,600), Expiration Date: October 3, 2025*	(415)
	U.S. Bancorp
(3)	Exercise Price: $49.50, Notional Amount: $(14,850), Expiration Date: October 3, 2025*	(26)
	Uber Technologies, Inc.
(6)	Exercise Price: $98.00, Notional Amount: $(58,800), Expiration Date: October 3, 2025*	(831)
	Union Pacific Corp.
(2)	Exercise Price: $235.00, Notional Amount: $(47,000), Expiration Date: October 3, 2025*	(450)
	United Parcel Service, Inc. - Class B
(2)	Exercise Price: $84.00, Notional Amount: $(16,800), Expiration Date: October 3, 2025*	(134)

FT Vest Total Return Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	UnitedHealth Group, Inc.
(3)	Exercise Price: $345.00, Notional Amount: $(103,500), Expiration Date: October 3, 2025*	$(1,552)
	Verizon Communications, Inc.
(9)	Exercise Price: $43.50, Notional Amount: $(39,150), Expiration Date: October 3, 2025*	(504)
	Visa, Inc. - Class A
(4)	Exercise Price: $337.50, Notional Amount: $(135,000), Expiration Date: October 3, 2025*	(2,160)
	Walmart, Inc.
(8)	Exercise Price: $103.00, Notional Amount: $(82,400), Expiration Date: October 3, 2025*	(728)
	Walt Disney Co.
(3)	Exercise Price: $113.00, Notional Amount: $(33,900), Expiration Date: October 3, 2025*	(625)
	Wells Fargo & Co.
(7)	Exercise Price: $85.00, Notional Amount: $(59,500), Expiration Date: October 3, 2025*	(284)
	TOTAL CALL OPTIONS
	(Proceeds $1,294,932)	(2,601,353)

	PUT OPTIONS — (0.7)%
	S&P 500 Index
(13)	Exercise Price: $6,000.01, Notional Amount: $(7,800,013), Expiration Date: July 31, 2026*	(222,945)
	TOTAL PUT OPTIONS
	(Proceeds $854,727)	(222,945)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $2,149,659)	$(2,824,298)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
1 All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $5,122,175, which represents 15.78% of the total net assets of the Fund.
2 Foreign security denominated in U.S. Dollars.
3 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A2

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$1,089,213	3.3%
Switzerland	418,577	1.3%
United States	33,930,115	104.6%
Total Investments	35,437,905	109.2%
Liabilities in Excess of Other Assets	(2,988,045)	(9.2)%
Total Net Assets	$32,449,860	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A2

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.6%
Consumer Discretionary	9.7%
Consumer Staples	5.1%
Energy	2.9%
Financials	13.4%
Health Care	8.9%
Industrials	8.2%
Materials	1.9%
Real Estate	1.6%
Technology	35.6%
Utilities	2.3%
Total Common Stocks	101.2%
Purchased Options Contracts	6.2%
Short-Term Investments	1.8%
Total Investments	109.2%
Liabilities in Excess of Other Assets	(9.2)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Total Return Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Total Return Income Fund – Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$32,852,746	$-	$-	$32,852,746
Short-Term Investments	575,455	-	-	575,455
Total Investments	33,428,201	-	-	33,428,201
Purchased Options Contracts	-	2,009,704	-	2,009,704
Total Investments and Options	$33,428,201	$2,009,704	$-	$35,437,905

Liabilities
Written Options Contracts	$154,570	$2,669,728	$-	$2,824,298
Total Written Options Contracts	$154,570	$2,669,728	$-	$2,824,298

*All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.